Refinancing and restructuring operations - Summary of Refinanced Assets and Related Modifications (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Refinancing and restructuring operations [Abstract]
Additions of financial assets at amortized cost modified during the period	$ 19,990,358	$ 17,926,003
Net modification loss	$ (689,942)	$ (956,980)